UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maureen Marsella
Title:    Chief Compliance Officer
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ Maureen Marsella, Springfield, MA, August 11, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total: 29
Form 13F Information Table Value Total: $482,294


List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Accenture LTD                        COM   G1150G111  18273     806050   SH         SOLE       324900       481150
AMLI Residential Pptys Trust         COM   001735109   4562     145950   SH         SOLE        70500        75450
BearingPoint, Inc.                   COM   074002106   8765    1195750   SH         SOLE       425600       770150
Berkshire Hathaway Inc Del Cl B      COM   084670207  46075      16553   SH         SOLE         6116        10437
Cathay General Bancorp               COM   149150104  10306     306988   SH         SOLE       111598       195390
Cendant Corp                         COM   151313103  52439    2344150   SH         SOLE       875600      1468550
Chubb Corp                           COM   171232101  18255     213237   SH         SOLE        72100       141137
The Coca-Cola Co        	     COM   191216100  17014     407525   SH         SOLE       159350       248175
Corinthian Colleges Inc              COM   218868107   5987     468850   SH         SOLE       203200       265650
Federal Home Ln Mtg Corp             COM   313400301  24398     374025   SH         SOLE       136950       237075
Fifth Third Bancorp                  COM   316773100  13588     330050   SH         SOLE       126150       203900
Gartner Inc. Cl A                    COM   366651107  14896    1402600   SH         SOLE       492500       910100
Greater Bay Bancorp                  COM   391648102  11659     442800   SH         SOLE       164750       278050
International Speedway Corp Cl A     COM   460335201  11068     196803   SH         SOLE        64604       132199
Johnson & Johnson                    COM   478160104  16611     255550   SH         SOLE       102300       153250
Mattel, Inc                          COM   577081102  14566     795950   SH         SOLE       295800       500150
Medco Health Solutions, Inc          COM   58405U102  20519     384539   SH         SOLE       138539       246000
Mercury General Corp New             COM   589400100  23584     432584   SH         SOLE       160550       272034
Mestek Inc                           COM   590829107  14521     569672   SH         SOLE       208100       361572
Moneygram International Inc    	     COM   60935Y109  19518    1020825   SH         SOLE       387300       633525
Pfizer Inc                           COM   717081103  15257     553205   SH         SOLE       199500       353705
PHH Corp.                            COM   693320202   2665     103630   SH         SOLE        36837        66793
Post Pptys Inc                       COM   737464107  13195     365400   SH         SOLE       132750       232650
Safeco Corp                          COM   786429100   3998      73565   SH         SOLE        23144        50421
Sun Communities Inc                  COM   866674104  16722     449635   SH         SOLE       172100       277535
TJX Cos Inc New                      COM   872540109  16962     696600   SH         SOLE       268150       428450
Viad Corp                            COM   92552R406   5826     205560   SH         SOLE        70462       135098
Washington Post Co                   COM   939640108  22558      27014   SH         SOLE        10160        16854
Weight Watchers Intl Inc New         COM   948626106  18507     358600   SH         SOLE       131750       226850